RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions
SCHEDULE OF RELATED PARTIES TRANSACTIONS

For the three months ended March 31, 2025 and 2024, the Company has following transactions with related parties:

	For the three months ended March 31, 2025	For the three months ended March 31, 2024
Purchases
- Insite MY International, Inc.	$46,029	$27,234

Leasing
- Office space leasing	24,452	22,712

Total	$70,481	$49,946

For the year ended December 31, 2024 and 2023, the Company has following transactions with related parties:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Purchases
- Insite MY International, Inc.	$77,294	$40,235

Leasing
- Office space leasing	94,981	93,691

Total	$172,275	$133,926